CONVERTIBLE NOTES (Schedule of Net Carrying Amount) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net carrying amount	$ 922,974	$ 834,440
Amortization of debt discount and issuance costs	5,298	29,954	$ 20,938
2025 Convertible notes [Member]
Principal outstanding	575,000	575,000
Unamortized debt discount	0	(109,655)
Unamortized debt issuance costs	(11,565)	(11,766)
Net carrying amount	563,435	453,579
Amortization of debt discount and issuance costs	3,114	7,629
2023 Convertible note [Member]
Principal outstanding	442,750	442,750
Unamortized debt discount	0	(57,435)
Unamortized debt issuance costs	(3,128)	(4,275)
Converted to shares	(80,083)	(179)
Net carrying amount	359,539	380,861
Amortization of debt discount and issuance costs	$ 2,184	$ 22,325	$ 20,938